UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (240) 497-6400

Date of fiscal year end:         October 31

Date of reporting period:      July 31, 2005

Item 1.  Schedule of Investments.

ACCESS ONE TRUST
Access Flex High Yield Fund

Schedule of Portfolio Investments
July 31, 2005
(unaudited)

	Principal Amount	Value

U.S. Treasury Obligations (74.9% of net assets)
U.S. Treasury Notes, 3.875%, 7/15/10	$52,830,000	$52,248,045

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,567,202)		52,248,045

Repurchase Agreements (24.8%)
UBS*, 3.13%, 8/1/05, dated 7/29/05, with a maturity value of $17,271,504 (Collateralized by $17,637,000 various U.S. Government Agency Obligations, 1.50% - 3.875%, 8/19/05 - 6/15/08, market value $17,619,966)	17,267,000	17,267,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,267,000)		17,267,000

TOTAL INVESTMENT SECURITIES (99.7%) (Cost $69,834,202)		$69,515,045

Percentages indicated are based on net assets of $69,723,037.
*       All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Credit Default Swap Agreements

Underlying Instrument	Notional Amount	Interest Rate	Expiration Date	Unrealized Appreciation (Depreciation)

Dow Jones CDX North American High Yield Swap; Series 4	$32,300,000	3.60%	6/20/2010	$278,439
Dow Jones CDX North American High Yield Swap; Series 4	23,140,000	3.60%	6/20/2010	219,941
Dow Jones CDX North American High Yield Swap; Series 4	14,400,000	3.60%	6/20/2010	138,924

				$637,304

See accompanying notes to the Schedules of Portfolio Investments.

ACCESS ONE TRUST
Access Flex Bear High Yield Fund

Schedule of Portfolio Investments
July 31, 2005
(unaudited)

	Principal Amount	Value

Repurchase Agreements (98.4% of net assets)
UBS*, 3.13%, 8/1/05, dated 7/29/05, with a maturity value of $28,246,366 (Collateralized by $28,866,000 various U.S. Government Agency Obligations, 2.25% - 3.875%, 2/28/06 - 6/15/08, market value $28,806,997)	$28,239,000	$28,239,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,239,000)		28,239,000

TOTAL INVESTMENT SECURITIES (98.4%) (Cost $28,239,000)		$28,239,000

Percentages indicated are based on net assets of $28,709,252.
*        All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Total Return Swap Agreements

	Units	Unrealized Appreciaton (Depreciation)

Total Return Swap Agreement based on the 5-year U.S. Treasury Note expiring 7/15/10 (Underlying notional amount at value $21,690,141)	(21,800,000)	$116,046

Credit Default Swap Agreements

Underlying Instrument	Notional Amount	Interest Rate	Expiration Date	Unrealized Appreciation (Depreciation)

Dow Jones CDX North American High Yield Swap; Series 4	$(16,400,000)	3.60%	6/20/2010	$(165,797)
Dow Jones CDX North American High Yield Swap; Series 4	(8,500,000)	3.60%	6/20/2010	(82,007)
Dow Jones CDX North American High Yield Swap; Series 4	(4,000,000)	3.60%	6/20/2010	(35,044)

				$(282,848)

See accompanying notes to the Schedules of Portfolio Investments.

ACCESS ONE TRUST
Access High Yield Fund

Schedule of Portfolio Investments
July 31, 2005
(unaudited)

	Principal Amount	Value

U.S. Treasury Obligations (75.0% of net assets)
U.S. Treasury Notes, 3.875%, 7/15/10	$25,370,000	$25,090,534

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,240,842)		25,090,534

Repurchase Agreements (24.5%)
UBS*, 3.13%, 8/1/05, dated 7/29/05, with a maturity value of $8,175,132 (Collateralized by $8,418,000 various U.S. Government Agency Obligations, 3.25% - 3.875%, 8/24/05 - 6/15/08, market value $8,346,052)	8,173,000	8,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,173,000)		8,173,000

TOTAL INVESTMENT SECURITIES (99.5%) (Cost $33,413,842)		$33,263,534

Percentages indicated are based on net assets of $33,425,337.
*      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Credit Default Swap Agreements

Underlying Instrument	Notional Amount	Interest Rate	Expiration Date	Unrealized Appreciation (Depreciation)

Dow Jones CDX North American High Yield Swap; Series 4	$16,500,000	3.60%	6/20/2010	$169,620
Dow Jones CDX North American High Yield Swap; Series 4	12,600,000	3.60%	6/20/2010	120,846
Dow Jones CDX North American High Yield Swap; Series 4	4,500,000	3.60%	6/20/2010	43,110

				$333,576

See accompanying notes to the Schedules of Portfolio Investments.

Access One Trust
Access Money Market Fund

Schedule of Portfolio Investments
July 31, 2005
(unaudited)

	Principal Amount	Value

Repurchase Agreements (96.9% of net assets)
UBS, 3.13%, 8/1/05, dated 7/29/05, with a maturity value of $1,234,322 (Collateralized by $1,285,000 Federal Home Loan Bank, 3.25%, 12/17/07, market value $1,261,637)	$1,234,000	$1,234,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,234,000)		1,234,000

TOTAL INVESTMENT SECURITIES (96.9%) (Cost $1,234,000)		$1,234,000

Percentages indicated are based on net assets of $1,273,244.

See accompanying notes to the Schedules of Portfolio Investments.

ACCESS ONE TRUST

Notes to Schedules of Portfolio Investments
July 31, 2005
(unaudited)

1.    Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Access Flex High Yield Fund, Access Flex Bear High Yield Fund, Access High Yield Fund and Access Money Market Fund (collectively, the “Funds” and individually, a “Fund”). The Funds, excluding the Access Money Market Fund, are referred to as the “non-money market Funds”. Each non-money market Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Access Money Market Fund is a diversified series of the Trust pursuant to the 1940 Act.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the Access Money Market Fund, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market Funds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer ’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior that time at which the Fund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

ACCESS ONE TRUST

Notes to Schedules of Portfolio Investments (continued)
July 31, 2005
(unaudited)

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with a Fund will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Swap Agreements

The non-money market Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Credit default swaps (“CDSs”) are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the income and initial exchange of premiums or discounts, are recorded as “unrealized appreciation or depreciation on swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of a total return swap agreement or periodically during its term. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund ’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

ACCESS ONE TRUST

Notes to Schedules of Portfolio Investments (continued)
July 31, 2005
(unaudited)

The Funds may enter into total return swap agreements that provide the opposite return of a security (“short” the security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement will be monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

3.    Securities Transactions

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

4.    Federal Income Tax Information

At July 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Access Flex High Yield Fund	$69,834,202	$—	$319,157	$319,157
Access Flex Bear High Yield Fund	28,239,000	—	—	—
Access High Yield Fund	33,413,842	—	150,308	150,308
Access Money Market Fund	1,234,000	—	—	—

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Access One Trust

By (Signature and Title)*  /s/ Troy A. Sheets        Troy A. Sheets, Treasurer and Principal Financial Officer

Date    September 27, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg        Louis M. Mayberg, President and Principal Executive Officer

Date     September 27, 2005

By (Signature and Title)*  /s/ Troy A. Sheets        Troy A. Sheets, Treasurer and Principal Financial Officer

Date     September 27, 2005

* Print the name and title of each signing officer under his or her signature.